Bank Loans and Debentures (Details) - Schedule of terms and debt repayment - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loans from banks and others:
Total interest-bearing liabilities, Par value	₪ 11,448	₪ 13,396
Total interest-bearing liabilities, Carrying amount	11,419	13,634
Loans from banks and others [Member]
Loans from banks and others:
Total interest-bearing liabilities, Par value	3,376	4,708
Total interest-bearing liabilities, Carrying amount	₪ 3,386	4,721
Loans from banks and others [Member] | Floating interest rate [member]
Loans from banks and others:
Total interest-bearing liabilities, Par value		500
Total interest-bearing liabilities, Carrying amount		500
Currency	NIS
Nominal interest rate	P-0.33 to P+0.2
Loans from banks and others [Member] | Fixed interest rate [member]
Loans from banks and others:
Total interest-bearing liabilities, Par value	₪ 3,376	4,208
Total interest-bearing liabilities, Carrying amount	₪ 3,386	4,221
Currency	NIS
Nominal interest rate	3.2 to 6.85
Debentures [Member]
Loans from banks and others:
Total interest-bearing liabilities, Par value	₪ 8,072	8,688
Total interest-bearing liabilities, Carrying amount	8,033	8,913
Debentures [Member] | Floating interest rate [member]
Loans from banks and others:
Total interest-bearing liabilities, Par value	107	587
Total interest-bearing liabilities, Carrying amount	₪ 107	586
Currency	NIS
Nominal interest rate	zero-coupon bond for one year + 1.4
Debentures [Member] | Fixed interest rate [member]
Loans from banks and others:
Total interest-bearing liabilities, Par value	₪ 4,784	4,811
Total interest-bearing liabilities, Carrying amount	₪ 4,663	4,863
Currency	NIS
Nominal interest rate	3.6 to 6.65
Debentures [Member] | Linked To Israeli Cpi Fixed Interest [Member]
Loans from banks and others:
Total interest-bearing liabilities, Par value	₪ 3,181	3,290
Total interest-bearing liabilities, Carrying amount	₪ 3,263	₪ 3,464
Currency	NIS
Nominal interest rate	2.1 to 3.7